Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Document Information [Line Items]
Entity Registrant Name	IM Cannabis Corp.
Entity Central Index Key	0001792030
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	5,894,812
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2025
Entity Interactive Data Current	Yes
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-40065
Document Registration Statement	false
Document Transition Report	false
Document Annual Report	true
Document Shell Company Report	false
Entity Incorporation, State or Country Code	Z4
Entity Address, Postal Zip Code	V6B 0G4
Entity Address, Country	CA
Entity Address, Address Line One	3606 – 833 Seymour Street
Entity Address, City or Town	Vancouver
Title of 12(b) Security	Common Shares
Trading Symbol	IMCC
Document Accounting Standard	International Financial Reporting Standards
Security Exchange Name	NASDAQ
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Auditor Name	FAHN KANNE & CO. GRANT THORNTON ISRAEL	KOST FORER GABBAY & KASIERER
Auditor Location	Tel Aviv, Israel	Tel-Aviv, Israel
Auditor Firm ID	1375	1281
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]
Opinion on the consolidated financial statements

We have audited the accompanying consolidated statements of profit or loss and other comprehensive income, changes in equity and cash flows of IM Cannabis Corp. (the Company) and its subsidiaries (collectively, the Group) for the year ended December 31, 2023, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the results of the Company's operations and its cash flows for the year ended December 31, 2023, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”).

Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Oren Shuster
City Area Code	972
Local Phone Number	544-331-111
Entity Address, Postal Zip Code	V6B 0G4
Entity Address, Address Line One	3606 – 833 Seymour Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Contact Personnel Email Address	oren@imcannabis.com